Condensed Consolidated Statement of Stockholders' (Deficit) Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Issuance costs		$ 3,279
Market Equity Offering [Member]
Issuance costs	$ 772	$ 310